Related Parties and Others - Significant Transactions, Trade Accounts and Notes Receivable and Payable Occurred in Normal Course of Business with Related Parties (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [Line Items]
Sales and others		₩ 4,920,246	₩ 3,580,817	₩ 3,519,841
Dividend income		4,068	8,239	7,502
Purchase of raw material and others		437,650	365,466	424,816
Acquisition of property, plant and equipment		451,395	256,140	1,100,734
Outsourcing fees		72,156	74,070	73,323
Other costs		254,771	244,787	299,759
Trade accounts and notes receivable and others		759,533	484,230
Trade accounts and notes payable and others		256,260	230,760
Associates [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others		0	22	2,639
Dividend income		4,068	8,239	7,502
Purchase of raw material and others		390,188	320,415	357,246
Acquisition of property, plant and equipment		54,071	22,603	147,896
Outsourcing fees		72,156	74,070	73,323
Other costs		14,122	7,799	9,577
Trade accounts and notes receivable and others		881
Trade accounts and notes payable and others		105,180	108,572
Associates [Member] | INVENIA Co., Ltd. (LIG INVENIA Co., Ltd.) [member]
Disclosure of transactions between related parties [Line Items]
Dividend income	[1]			180
Purchase of raw material and others	[1]			1,024
Acquisition of property, plant and equipment	[1]			45,580
Other costs	[1]			297
Associates [Member] | AVATEC Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		0	22	2,639
Dividend income		200	200	265
Purchase of raw material and others		713	80
Outsourcing fees		72,156	74,070	73,323
Other costs		1,485	1,112	891
Trade accounts and notes receivable and others		3
Trade accounts and notes payable and others		2,748	2,714
Associates [Member] | Paju Electric Glass Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income		3,668	7,739	6,057
Purchase of raw material and others		365,400	299,737	342,958
Other costs		2,734	2,862	4,416
Trade accounts and notes payable and others		79,302	84,095
Associates [Member] | WooRee E&L Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others		13,541	13,857	6,441
Other costs		79	35	5
Trade accounts and notes receivable and others		878
Trade accounts and notes payable and others		2,915	3,637
Associates [Member] | YAS Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income		200	300	1,000
Purchase of raw material and others		10,337	6,648	6,764
Acquisition of property, plant and equipment		54,071	22,603	102,316
Other costs		9,824	3,790	3,655
Trade accounts and notes payable and others		20,116	18,126
Associates [Member] | Material Science Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others		187	93	59
Other costs		0		313
Trade accounts and notes payable and others		99	0
Associates [Member] | Cynora GmbH [Member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others		10
Entity that has significant influence over the controlling company [member] | LG Electronics Inc. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		270,396	647,329	947,409
Purchase of raw material and others		19,805	19,810	13,240
Acquisition of property, plant and equipment		395,654	233,504	815,629
Other costs		130,924	141,191	153,212
Trade accounts and notes receivable and others		67,629	94,193
Trade accounts and notes payable and others		105,918	88,629
Subsidiaries of the entity that has significant influence over the Controlling Company [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others		4,649,850	2,933,466	2,569,793
Purchase of raw material and others		27,657	25,241	54,330
Acquisition of property, plant and equipment		1,670	33	137,209
Other costs		109,725	95,797	136,970
Trade accounts and notes receivable and others		691,023	390,037
Trade accounts and notes payable and others		45,162	33,559
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics India Pvt. Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others		97,475	53,441	87,116
Other costs		418	173	194
Trade accounts and notes receivable and others		7,319	3,697
Trade accounts and notes payable and others		111
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Vietnam Haiphong Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		414,806	332,977	277,743
Acquisition of property, plant and equipment		607		3,019
Other costs		1,445	1,138	924
Trade accounts and notes receivable and others		52,327	36,417
Trade accounts and notes payable and others		252	16
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Nanjing New Technology Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		449,390	439,674	297,033
Acquisition of property, plant and equipment		0		31
Other costs		1,263	1,333	486
Trade accounts and notes receivable and others		102,691	88,075
Trade accounts and notes payable and others		155	83
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics RUS, LLC [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		98,812	95,465	100,894
Other costs		1,141	303	1,972
Trade accounts and notes receivable and others		13,276	10,295
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics do Brasil Ltda. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		154,565	111,710	145,546
Other costs		543	230	289
Trade accounts and notes receivable and others		5,910	7,481
Trade accounts and notes payable and others		0	14
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Innotek Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		3,753	5,321	7,572
Purchase of raw material and others		26,874	25,012	53,886
Acquisition of property, plant and equipment		451
Other costs		85,471	76,530	79,162
Trade accounts and notes receivable and others		767	227
Trade accounts and notes payable and others		40,135	31,309
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Qingdao LG Inspur Digital Communication Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others			7,298	22,563
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Inspur LG Digital Mobile Communications Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others				41,858
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Mlawa Sp. z o.o. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		1,254,164	729,135	618,715
Other costs		577	1,188	1,967
Trade accounts and notes receivable and others		218,206	89,481
Trade accounts and notes payable and others		22	10
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Taiwan Taipei Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		5,046
Other costs		659
Trade accounts and notes receivable and others		2,046	337
Trade accounts and notes payable and others		53	35
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Hitachi Water Solutions Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Acquisition of property, plant and equipment	[2]			79,986
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Reynosa, S.A. DE C.V. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		1,256,107	780,710	722,194
Other costs		1,011	1,044	1,155
Trade accounts and notes receivable and others		177,298	70,555
Trade accounts and notes payable and others		10	50
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Air-Conditioning (Shandong) Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others				444
Acquisition of property, plant and equipment				14,527
Other costs				88
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Hientech Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	[2]			47
Acquisition of property, plant and equipment	[2]			7,264
Other costs	[2]			21,576
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Hientech (Tianjin) Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Acquisition of property, plant and equipment	[2]			32,335
Other costs	[2]			15,423
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Mexicali, S.A. DE C.V. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others		269,305	145,032	114,520
Other costs		89	52	85
Trade accounts and notes receivable and others		17,795	20,969
Trade accounts and notes payable and others		0	15
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Egypt S.A.E. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		106,469	69,853	97,359
Other costs		159	375	241
Trade accounts and notes receivable and others		19,489	13,359
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Nanjing Vehicle Components Co.,Ltd [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		2,009
Trade accounts and notes receivable and others		143	457
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Technology Ventures LLC [Member]
Disclosure of transactions between related parties [Line Items]
Other costs		4,411
Trade accounts and notes payable and others		33	11
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Alabama Inc. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others				12,869
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Japan, Inc. [member]
Disclosure of transactions between related parties [Line Items]
Acquisition of property, plant and equipment		10	33	14
Other costs		5,334	5,635	6,236
Trade accounts and notes payable and others		471	466
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | P.T. LG Electronics Indonesia [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		537,944	157,820	11,200
Other costs		574	164	176
Trade accounts and notes receivable and others		73,732	48,677
Trade accounts and notes payable and others		32
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | HI-M Solutek Co., Ltd [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others		44
Other costs		5,662
Trade accounts and notes payable and others		2,397	582
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Other related parties [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		5	5,030	12,564
Purchase of raw material and others		739	229
Acquisition of property, plant and equipment		602		33
Other costs		968	7,632	₩ 6,996
Trade accounts and notes receivable and others		24	10
Trade accounts and notes payable and others		₩ 1,491	₩ 968

[1]	Represents transactions occurred prior to the Group’s disposal of the entire investments
[2]	Represents transactions occurred prior to LG Electronics Inc.’s disposal of the entire investments.